Contingent liabilities, contractual commitments, and guarantees - Summary of Contingent Liabilities, Guarantees, and Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 92,500	$ 97,723
Commitments	838,073	797,608
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	6,201	6,316
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	91,849	56,326
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	740,023	734,966
Loan and other credit-related commitments | IFRS 9
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	647,534	599,700
Loan and other credit-related commitments | IFRS 9 | Gross carrying amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	648,156	600,029
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	18,328	20,214
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	73,078	75,933
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 1,094	$ 1,576